Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 159,009	$ 127,892	$ 440,203	$ 378,422
Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	108,888	83,548	299,517	240,597
Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	50,121	44,344	140,686	137,825
Americas [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	103,572	86,597	278,634	251,871
Americas [Member] | Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	65,610	52,827	172,961	145,871
Americas [Member] | Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	37,962	33,770	105,673	106,000
EMEA [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	34,061	23,248	95,502	71,083
EMEA [Member] | Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	26,896	17,245	75,223	53,735
EMEA [Member] | Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	7,165	6,003	20,279	17,348
Asia Pacific [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	21,376	18,047	66,067	55,468
Asia Pacific [Member] | Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	16,382	13,476	51,333	40,991
Asia Pacific [Member] | Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 4,994	$ 4,571	$ 14,734	$ 14,477